Intangible Assets	12 Months Ended
Dec. 31, 2017
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Intangible Assets

20. INTANGIBLE ASSETS

a) Goodwill

	Group
	Cost £m	Accumulated impairment £m	Net book value £m
At 31 December 2016(1), 1 January 2017(1) and 31 December 2017	1,285	(82)	1,203

(1)	Comparative periods restated to reflect the change in accounting policy relating to business combinations between entities under common control, as described in Note 1.

Impairment of goodwill

During 2017 and 2016, no impairment of goodwill was recognised. Impairment testing in respect of goodwill allocated to each cash-generating unit (CGU) is performed annually or more frequently if there are impairment indicators present. For the purpose of impairment testing, the CGUs are based on customer groups within the relevant business divisions.

The cash flow projections for each CGU are based on the five-year plan prepared for regulatory purposes, based on Santander UK’s 3-Year Plan and approved by the Santander UK plc Board. The assumptions included in the expected future cash flows for each CGU take into consideration the UK economic environment and financial outlook within which the CGU operates. Key assumptions include projected GDP growth rates, the level of interest rates and the level and change in unemployment rates in the UK. The discount rate used to discount the cash flows is based on a pre-tax rate that reflects the weighted average cost of capital allocated by Santander UK to investments in the business division in which the CGU operates. The growth rate used reflects management’s five-year forecasts, with a terminal growth rate for each year applied thereafter, in line with the estimated long-term average UK GDP growth rate.

Based on the conditions at the balance sheet date, management determined that a reasonably possible change in any of the key assumptions described above would not cause an impairment of goodwill to be recognised.

The following CGUs (all within Retail Banking) include in their carrying values goodwill that comprises the goodwill reported by Santander UK. The CGUs do not carry on their balance sheets any other intangible assets with indefinite useful lives. The calculations have been based on value in use using cash flows based on the five-year plan.

	Goodwill		Discount rate		Growth rate(2)
CGU	2017 £m	2016(1) £m	2017%	2016%	2017%	2016%
Personal financial services	1,169	1,169	10.8	11.4	1	2
Private banking	30	30	10.8	11.4	1	1
Other	4	4	10.8	11.4	1	2
	1,203	1,203

(1)	Restated to reflect the change in accounting policy relating to business combinations between entities under common control, as described in Note 1.
(2)	Average growth rate based on the five-year plan for the first five years and a growth rate of 1.5% (2016: 2.0%) applied thereafter.

In 2017, the discount rate decreased by 0.6 percentage points to 10.8% (2016: 11.4%). The decrease reflected changes in current market and economic conditions. In 2017, the change in growth rates reflected Santander UK’s updated strategic priorities in the context of forecast economic conditions.

b) Other intangibles

	Group
	Cost £m	Accumulated amortisation/ impairment £m	Net book value £m
At 1 January 2017	760	(278)	482
Additions	205	–	205
Disposals	(3)	3	–
Charge	–	(116)	(116)
Impairment	–	(32)	(32)
At 31 December 2017	962	(423)	539

At 1 January 2016	601	(204)	397
Additions	213	–	213
Disposals	(54)	47	(7)
Charge	–	(76)	(76)
Impairment	–	(45)	(45)
At 31 December 2016	760	(278)	482

Other intangible assets consist of computer software. The assessment of whether an asset is exhibiting indicators of impairment as well as the calculation of impairment, which requires the estimate of future cash flows and fair values less costs to sell, also requires the preparation of cash flow forecasts and fair values for assets that may not be regularly bought and sold.

In 2017, intangible asset impairments primarily related to capitalised software costs for a credit risk management system, part of which was no longer in use. In 2016, intangible asset impairments primarily related to a multi-entity banking platform developed for our non-ring-fenced bank under the original ring-fencing structure.